Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings.
Summary of breakdown for non-current and current borrowings

(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings
At December 31, 2023	8,580	29,895	29,626	68,101
Repayments	(427)	(49,959)	(5,133)	(55,519)
Proceeds	119	50,509	64,140	114,768
Net foreign exchange difference	—	(1,566)	505	(1,061)
At June 30, 2024	8,272	28,879	89,138	126,289
Repayable:
- Within one year	4,191	14,929	79,099	98,219
- In the second year	2,726	13,950	—	16,676
- In the third year	625	—	—	625
- Over three years	730	—	10,039	10,769
	8,272	28,879	89,138	126,289
Portion classified as current liabilities	(4,191)	(14,929)	(79,099)	(98,219)
Non-current portion	4,081	13,950	10,039	28,070

Summary of detailed information about assets pledged as security

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Pledge of assets:
- Inventories	23,581	15,938
- Property, plant and equipment	8,669	7,852
- Trade receivables	1,549	1,993
- Other current assets	2,052	1,168
Total pledge of assets	35,851	26,951